Note 6 - Fair Value Measurements and Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes Tables
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
	Fair value measurement using inputs

	Level 1	Level 2	Level 3

Financial instruments:
Series 2023 Note Derivative	$-0-	$-0-	$748,417
Series A Note Derivative	$-0-	$-0-	$8,000,101

	Fair value measurement using inputs			Carrying amount
	Level 1	Level 2	Level 3	December 31, 2017	December 31, 2016

Financial instruments:
Series 2023 Note Derivative	$-0-	$-0-	$163,634	$163,634	$142,909
Series A Note Derivative	$-0-	$-0-	$1,883,630	$1,883,630	$2,033,643

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Balance at December 31, 2017	$2,047,264	Balance at December 31, 2016	$2,176,552
Issuance of additional Series 2023 Notes	- 0 -	Issuance of additional Series 2023 Notes	25,038
Issuance of additional Series A Notes	122,750	Issuance of additional Series A Notes	- 0 -
Net unrealized gain (loss) included in operations	6,578,504	Net unrealized gain (loss) included in operations	(1,636,841)

Balance at June 30, 2018	$8,748,518	Balance at June 30, 2017	$564,749

	2017	2016
Balance at beginning of year	$2,176,552	$5,138,857
Issuance of additional Series 2023 Notes	13,155	18,807
Issuance of additional Series A Notes	85,834	247,931
Net unrealized gain included in operations	(228,277)	(3,229,043)

Balance at end of year	$2,047,264	$2,176,552

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
Series 2023 Note derivative liability	Fair Value Measurements
	Using Inputs
	June 30,	December 31,
	2018	2017

Market price and estimated fair value of stock	$0.17	$0.05
Exercise price (1)	$0.59	$0.59
Term (years)	5.08	5.58
Dividend yield	-0-	-0-
Expected volatility	130.4%	115.3%
Risk-free interest rate	2.73%	2.24%
Series A Note derivative liability	Fair Value Measurements
	Using Inputs
	June 30,	December 31,
	2018	2017

Market price and estimated fair value of stock	$0.17	$0.05
Exercise price (1)	$0.40	$0.40
Term (years)	5.09	5.58
Dividend yield	-0-	-0-
Expected volatility	130.4%	115.3%
Risk-free interest rate	2.73%	2.24%

Series 2023 Note derivative liability	Fair Value Measurements
	Using Inputs
	December 31, 2017	December 31, 2016

Market price and estimated fair value of stock	$0.05	$0.12
Exercise price (1)	$0.59	$1.28
Term (years)	5.58	6.58
Dividend yield	-0-	-0-
Expected volatility	115.3%	86.2%
Risk-free interest rate	2.24%	2.18%
Series A Note derivative liability	Fair Value Measurements
	Using Inputs
	December 31, 2017	December 31, 2016

Market price and estimated fair value of stock	$0.05	$0.12
Exercise price (1)	$0.40	$0.83
Term (years)	5.58	6.58
Dividend yield	-0-	-0-
Expected volatility	115.3%	86.2%
Risk-free interest rate	2.24%	2.18%